Federal Home Loan Bank and Other Borrowings - Additional Information (Detail)			12 Months Ended
	Oct. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Federal Home Loan Bank Advances [Line Items]
Unfunded standby letters of credit with FHLB			$ 5,100,000	$ 1,600,000
Pledges under blanket floating liens			268,000,000	203,000,000
Additional borrowing capacity			116,800,000	95,500,000
Cash payments to shareholders			24,497,000
Available lines of credit for overnight federal funds borrowings			38,500,000	28,500,000
Federal funds purchased			$ 0	$ 1,153,000
Federal funds purchased interest rate			0.00%	2.20%
South Point Bank of Birmingham | AL
Federal Home Loan Bank Advances [Line Items]
Debt instrument, face amount		$ 7,500,000
Debt instrument, balance amount				$ 5,400,000
CenterState Bank
Federal Home Loan Bank Advances [Line Items]
Debt instrument, face amount	$ 27,000,000
Debt instrument, balance amount			$ 27,000,000
Debt instrument, fixed interest rate	6.00%
Debt instrument, payment term			The bank will have principal and interest payments due quarterly beginning in January 2019. The final principal payment will be paid at October 30, 2025.
Debt instrument, maturity date			Oct. 30, 2025
CenterState Bank | Maximum
Federal Home Loan Bank Advances [Line Items]
Classified assets to tier 1 capital plus ALLL ratio	40
CenterState Bank | Minimum
Federal Home Loan Bank Advances [Line Items]
Tier 1 leverage ratio	8.00%
Total risk-based ratio	12.00%
Fixed charge coverage ratio	131.00%
Liquid assets to be maintained	$ 2,000,000
Keystone Bancshares, Inc.
Federal Home Loan Bank Advances [Line Items]
Cash payments to shareholders		$ 7,300,000
PSB Bancshares, Inc
Federal Home Loan Bank Advances [Line Items]
Cash payments to shareholders	$ 24,497,000